Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Income Taxes

Note 7 – Income Taxes

The provision for income taxes for the Company’s continuing operations consists of:

	Years Ended December 31,
	2015	2014	2013
Current:
Federal	$2,624	$(11,296)	$(11,153)
State	(4,168)	5,038	5,687
	(1,544)	(6,258)	(5,466)
Deferred:
Federal	12,649	37,500	30,327
State	3,857	(6,023)	(3,628)
	16,506	31,477	26,699

Total tax expense	$14,962	$25,219	$21,233

The statutory Federal tax rate is 35% and for states with a corporate net income tax, the state corporate net income tax rates range from 5% to 9.99% for all years presented.

The reasons for the differences between amounts computed by applying the statutory Federal income tax rate to income before income tax expense for the Company’s continuing operations are as follows:

	Years Ended December 31,
	2015	2014	2013
Computed Federal tax expense at statutory rate	$75,863	$83,686	$78,436
Decrease in Federal tax expense related to an income tax accounting change for qualifying utility asset improvement costs	(59,488)	(57,015)	(57,467)
State income taxes, net of Federal tax benefit	(202)	(640)	1,338
Increase in tax expense for depreciation expense to be recovered in future rates	199	317	295
Stock-based compensation	(174)	(168)	(421)
Deduction for Aqua America common dividends paid under employee benefit plan	(456)	(350)	(414)
Amortization of deferred investment tax credits	(421)	(416)	(420)
Other, net	(359)	(195)	(114)
Actual income tax expense	$14,962	$25,219	$21,233

In December 2012, the Company changed its tax method of accounting for qualifying utility system repairs in Aqua Pennsylvania effective with the tax year ended December 31, 2012 and for prior tax years.  The tax accounting method was changed to permit the expensing of qualifying utility asset improvement costs that were previously being capitalized and depreciated for book and tax purposes.  This change was implemented in response to a June 2012 rate order issued by the Pennsylvania Public Utility Commission to Aqua Pennsylvania which provides for a reduction in current income tax expense as a result of the recognition of some income tax benefits resulting from the income tax accounting change.  In 2013, the Company recorded $60,555 of income tax benefits, which includes $14,908 of income tax benefits recognized based on final filing positions used in the 2012 tax return.  In 2014, the Company recorded $69,048 of income tax benefits.  In 2015, the Company recorded $72,944 of income tax benefits.  The Company recognized a tax deduction on its 2012 Federal tax return of $380,000 for qualifying capital expenditures made prior to 2012, and based on the rate order, in 2013, the Company began to amortize 1/10th of these expenditures.  In accordance with the rate order, the amortization is expected to reduce current income tax expense during periods when qualifying parameters are met.  Beginning in 2013, the Company amortized the qualifying capital expenditures made prior to 2012 and recognized $38,000, annually, of deferred income tax benefits, which reduced current income tax expense and increased the Company’s net income by $16,734.  The Company’s effective income tax rate for 2015, 2014, and 2013, for its continuing operations, was 6.9%,  10.5%, and 9.5%, respectively.

In September 2013, the Department of Treasury and the Internal Revenue Service issued “Guidance Regarding Deduction and Capitalization of Expenditures Related to Tangible Property” which contains standards for determining whether and when a taxpayer must capitalize costs incurred in acquiring, maintaining or improving tangible property.  These regulations were effective for the Company’s 2014 fiscal year, and the adoption of these regulations did not have a material impact on the Company’s consolidated results of operations or consolidated financial position.

The Company establishes reserves for uncertain tax positions based upon management’s judgment as to the sustainability of these positions.  These accounting estimates related to the uncertain tax position reserve require judgments to be made as to the sustainability of each uncertain tax position based on its technical merits.  The Company believes its tax positions comply with applicable law and that it has adequately recorded reserves as required.  However, to the extent the final tax outcome of these matters is different than the estimates recorded, the Company would then adjust its tax reserves or unrecognized tax benefits in the period that this information becomes known.    The Company has elected to recognize accrued interest and penalties related to uncertain tax positions as income tax expense.

The following table provides the changes in the Company’s unrecognized tax benefits:

	2015	2014
Balance at January 1,	$25,292	$28,690
Additions based on tax position related to the current year	2,724	1,077
Reductions based on tax position related to prior years	-	(4,475)
Balance at December 31,	$28,016	$25,292

The unrecognized tax benefits relate to the income tax accounting change, and the tax position is attributable to a temporary difference.  The Company does not anticipate material changes to its unrecognized tax benefits within the next year.  As a result of the regulatory treatment afforded by the income tax accounting change in Pennsylvania and despite this position being a temporary difference, as of December 31, 2015 and 2014, $17,777 and $12,567, respectively, of these tax benefits would have an impact on the Company’s effective income tax rate in the event the Company does sustain all, or a portion, of its tax position.

The following table provides the components of the net deferred tax liability from continuing operations:

	December 31,
	2015	2014
Deferred tax assets:
Customers' advances for construction	$27,675	$27,130
Costs expensed for book not deducted for tax, principally accrued expenses	15,612	14,279
Utility plant acquisition adjustment basis differences	3,489	12,314
Post-retirement benefits	36,362	34,653
Tax loss carryforward	93,263	112,719
Other	1,102	1,528
	177,503	202,623
Less valuation allowance	10,982	6,578
	166,521	196,045

Deferred tax liabilities:
Utility plant, principally due to depreciation and differences in the basis of fixed assets due to variation in tax and book accounting	1,027,406	966,596
Deferred taxes associated with the gross-up of revenues necessary to recover, in rates, the effect of temporary differences	214,861	161,479
Tax effect of regulatory asset for post-retirement benefits	36,362	34,653
Deferred investment tax credit	6,815	7,259
	1,285,444	1,169,987

Net deferred tax liability	$1,118,923	$973,942

At December 31, 2015, the Company has a cumulative Federal net operating loss (“NOL”) of $158,276.  The Company believes the Federal NOLs are more likely than not to be recovered and require no valuation allowance.  The Company’s Federal NOLs do not begin to expire until 2031.

In 2012 and 2011, as a result of the Company’s Federal cumulative NOLs the Company ceased recognizing the windfall tax benefit associated with stock-based compensation, because the deduction did not reduce income taxes payable.  As of December 31, 2015, the Company utilized all of the 2011 NOL and recognized a windfall tax benefit of $1,680.  Upon realization of the Company’s 2012 Federal NOLs, the Company will recognize a windfall tax benefit of $2,805.

At December 31, 2015 the Company has a cumulative state NOL of $548,671, a portion of which is offset by a valuation allowance because the Company does not believe these NOLs are more likely than not to be realized.   The state NOLs do not begin to expire until 2023.

The Company has unrecognized tax positions that result in the associated tax benefit being unrecognized.  The Company’s Federal and state NOL carryforwards are reduced by an unrecognized tax position, on a gross basis, of $62,975 and $88,904, respectively, which results from the Company’s adoption in 2013 of the FASB’s accounting guidance on the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists.  The amounts of the Company’s Federal and state NOL carryforwards prior to being reduced by the unrecognized tax positions are $221,070 and $637,575, respectively.  The Company records its unrecognized tax benefit as a reduction to its deferred income tax liability.

As of December 31, 2015, the Company’s Federal income tax returns for all years through 2011 have been closed.  Tax years 2012 through 2015 remain open to Federal examination.  The statute remains open for the Company’s state income tax returns for tax years 2012 through 2015 in the various states in which the Company’s conducts business.